LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–94.22%
Aerospace & Defense–2.01%
Huntington Ingalls Industries	1,800	$ 370,530
L3Harris Technologies	26,322	5,334,943
Lockheed Martin	3,600	1,330,200
Northrop Grumman	2,574	833,050
Raytheon Technologies	47,867	3,698,683
†Teledyne Technologies	948	392,140
		11,959,546
Air Freight & Logistics–0.59%
United Parcel Service Class B	20,523	3,488,705
		3,488,705
Automobiles–0.66%
†Ford Motor	103,300	1,265,425
†General Motors	22,686	1,303,538
†Tesla	2,000	1,335,860
		3,904,823
Banks–3.39%
Associated Banc-Corp	26,000	554,840
Bank of America	96,169	3,720,778
CIT Group	35,500	1,828,605
Citizens Financial Group	22,000	971,300
JPMorgan Chase & Co.	61,294	9,330,786
Regions Financial	63,000	1,301,580
US Bancorp	26,044	1,440,494
Zions Bancorp	18,500	1,016,760
		20,165,143
Beverages–0.92%
Coca-Cola	34,040	1,794,248
†Monster Beverage	17,200	1,566,748
PepsiCo	15,135	2,140,846
		5,501,842
Biotechnology–6.85%
AbbVie	39,169	4,238,869
†ACADIA Pharmaceuticals	11,000	283,800
†Agios Pharmaceuticals	14,916	770,262
†Alkermes	20,712	386,900
Amgen	27,545	6,853,472
†Biogen	39,232	10,975,152
†Halozyme Therapeutics	11,400	475,266
†ImmunoGen	8,476	68,656
†Ionis Pharmaceuticals	42,411	1,906,799
†Regeneron Pharmaceuticals	3,000	1,419,420
†Sage Therapeutics	10,700	800,895
†Seagen	7,900	1,096,994
†Ultragenyx Pharmaceutical	10,337	1,176,971
†United Therapeutics	6,200	1,037,074
†Vertex Pharmaceuticals	42,472	9,126,808
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Voyager Therapeutics	21,902	$ 103,158
		40,720,496
Building Products–0.96%
Johnson Controls International	80,550	4,806,418
Trane Technologies	5,400	894,024
		5,700,442
Capital Markets–0.94%
Ameriprise Financial	2,500	581,125
BGC Partners Class A	235,000	1,135,050
CME Group	5,804	1,185,351
Cohen & Steers	23,122	1,510,560
Intercontinental Exchange	10,463	1,168,508
		5,580,594
Chemicals–2.47%
Air Products & Chemicals	12,411	3,491,711
CF Industries Holdings	11,500	521,870
Eastman Chemical	7,000	770,840
Ecolab	10,938	2,341,497
Huntsman	43,919	1,266,185
PPG Industries	29,565	4,442,437
Sherwin-Williams	2,532	1,868,641
		14,703,181
Commercial Services & Supplies–0.53%
†CoreCivic	67,000	606,350
Waste Management	19,953	2,574,336
		3,180,686
Communications Equipment–0.60%
†Arista Networks	4,625	1,396,241
Cisco Systems	42,000	2,171,820
		3,568,061
Construction Materials–0.22%
Vulcan Materials	7,755	1,308,656
		1,308,656
Consumer Finance–0.56%
Ally Financial	14,100	637,461
Discover Financial Services	12,000	1,139,880
Synchrony Financial	37,643	1,530,564
		3,307,905
Containers & Packaging–0.40%
Ball	15,662	1,327,198
International Paper	19,000	1,027,330
		2,354,528
Diversified Financial Services–1.39%
†Berkshire Hathaway Class A	19	7,328,338
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–1

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Financial Services (continued)
†Berkshire Hathaway Class B	3,737	$ 954,691
		8,283,029
Diversified Telecommunication Services–0.57%
AT&T	5,148	155,830
†Liberty Global Class C	27,400	699,796
Verizon Communications	43,791	2,546,447
		3,402,073
Electric Utilities–0.33%
IDACORP	5,400	539,838
NextEra Energy	8,383	633,839
OGE Energy	14,000	453,040
Portland General Electric	6,700	318,049
		1,944,766
Electrical Equipment–0.30%
GrafTech International	147,000	1,797,810
		1,797,810
Electronic Equipment, Instruments & Components–1.58%
Avnet	10,400	431,704
Dolby Laboratories Class A	10,920	1,078,022
Jabil	25,600	1,335,296
TE Connectivity	50,923	6,574,669
		9,419,691
Energy Equipment & Services–0.29%
Core Laboratories	38,127	1,097,676
†NOV	44,958	616,824
		1,714,500
Entertainment–2.24%
Activision Blizzard	8,000	744,000
Electronic Arts	10,100	1,367,237
†Liberty Media-Liberty Formula One Class A	5,573	213,000
†Liberty Media-Liberty Formula One Class C	10,295	445,671
†Lions Gate Entertainment Class B	20,994	270,823
†Madison Square Garden Entertainment	13,533	1,106,999
†Madison Square Garden Sports Class A	13,533	2,428,632
†Netflix	2,050	1,069,403
†Take-Two Interactive Software	4,000	706,800
†Walt Disney	23,451	4,327,179
World Wrestling Entertainment Class A	12,382	671,847
		13,351,591
Equity Real Estate Investment Trusts–1.31%
American Tower	12,339	2,949,761
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Gaming and Leisure Properties	8,800	$ 373,384
Iron Mountain	26,000	962,260
Lamar Advertising Class A	13,000	1,220,960
Life Storage	6,300	541,485
Medical Properties Trust	62,500	1,330,000
Weyerhaeuser	11,500	409,400
		7,787,250
Food & Staples Retailing–1.12%
Costco Wholesale	3,600	1,268,928
Kroger	32,000	1,151,680
Walmart	31,079	4,221,461
		6,642,069
Food Products–0.69%
Hershey	6,900	1,091,304
Ingredion	12,800	1,150,976
Mondelez International Class A	31,630	1,851,304
		4,093,584
Gas Utilities–0.14%
National Fuel Gas	16,800	839,832
		839,832
Health Care Equipment & Supplies–1.60%
Becton Dickinson & Co.	4,862	1,182,195
†Haemonetics	5,000	555,050
Medtronic	46,953	5,546,558
†Quidel	6,200	793,166
West Pharmaceutical Services	5,100	1,437,078
		9,514,047
Health Care Providers & Services–3.97%
Chemed	1,000	459,820
†Guardant Health	15,550	2,373,708
Humana	4,400	1,844,700
†Molina Healthcare	7,000	1,636,320
UnitedHealth Group	46,489	17,297,162
		23,611,710
Health Care Technology–0.16%
†Veeva Systems Class A	3,600	940,464
		940,464
Hotels, Restaurants & Leisure–0.08%
MGM Resorts International	13,100	497,669
		497,669
Household Durables–0.66%
PulteGroup	32,000	1,678,080

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–2

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
Toll Brothers	39,352	$ 2,232,439
		3,910,519
Household Products–0.65%
Procter & Gamble	28,722	3,889,820
		3,889,820
Independent Power and Renewable Electricity Producers–0.30%
AES	67,184	1,801,203
		1,801,203
Industrial Conglomerates–1.26%
3M	6,736	1,297,892
Carlisle	6,500	1,069,770
Honeywell International	23,671	5,138,264
		7,505,926
Insurance–1.43%
Allstate	7,000	804,300
Chubb	2,154	340,267
Everest Re Group	3,400	842,554
Hartford Financial Services Group	19,200	1,282,368
Travelers	31,204	4,693,082
Unum Group	18,640	518,751
		8,481,322
Interactive Media & Services–6.07%
†Alphabet Class A	3,925	8,095,391
†Alphabet Class C	3,225	6,671,332
†Facebook Class A	35,507	10,457,876
†Pinterest Class A	35,598	2,635,320
†Twitter	130,071	8,276,418
		36,136,337
Internet & Direct Marketing Retail–2.76%
†Amazon.com	4,602	14,238,956
eBay	22,200	1,359,528
Qurate Retail	68,555	806,207
		16,404,691
IT Services–3.38%
Alliance Data Systems	11,500	1,289,035
Automatic Data Processing	17,957	3,384,356
Cognizant Technology Solutions Class A	24,724	1,931,439
Fidelity National Information Services	12,938	1,819,212
International Business Machines	9,113	1,214,398
Mastercard Class A	3,900	1,388,595
†PayPal Holdings	10,000	2,428,400
Visa Class A	31,359	6,639,641
		20,095,076
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services–0.93%
†Bio-Rad Laboratories Class A	1,500	$ 856,755
Thermo Fisher Scientific	10,289	4,695,694
		5,552,449
Machinery–0.70%
Cummins	6,100	1,580,571
Otis Worldwide	9,447	646,647
Parker-Hannifin	3,600	1,135,548
Pentair	12,985	809,225
		4,171,991
Media–5.92%
†AMC Networks Class A	42,933	2,282,318
Comcast Class A	355,775	19,250,985
†Discovery Class A	66,924	2,908,517
†Discovery Class C	43,632	1,609,585
†Liberty Broadband Class A	13,106	1,902,336
†Liberty Broadband Class C	26,138	3,924,621
†Liberty Media-Liberty SiriusXM Class A	22,293	982,675
†Liberty Media-Liberty SiriusXM Class C	41,178	1,816,362
†MSG Networks Class A	36,085	542,718
		35,220,117
Metals & Mining–1.17%
†ArcelorMittal (New York Shares)	74,291	2,167,069
†Freeport-McMoRan	70,395	2,318,107
Nucor	11,497	922,864
Steel Dynamics	31,000	1,573,560
		6,981,600
Mortgage Real Estate Investment Trusts (REITs)–0.17%
New Residential Investment	88,000	990,000
		990,000
Multiline Retail–0.15%
Target	4,400	871,508
		871,508
Multi-Utilities–0.14%
Sempra Energy	6,110	810,064
		810,064
Oil, Gas & Consumable Fuels–1.65%
Chevron	24,731	2,591,561
Devon Energy	35,000	764,750
Exxon Mobil	34,155	1,906,874
Kinder Morgan	63,531	1,057,791
Ovintiv	39,111	931,624
Pioneer Natural Resources	8,271	1,313,600
Valero Energy	17,463	1,250,351
		9,816,551

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–3

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Paper & Forest Products–0.23%
†Domtar	37,000	$ 1,367,150
		1,367,150
Pharmaceuticals–2.61%
†Bausch Health	24,148	766,457
Bristol-Myers Squibb	10,000	631,300
Eli Lilly & Co	9,885	1,846,716
Johnson & Johnson	36,876	6,060,571
Merck & Co.	51,623	3,979,617
Pfizer	62,761	2,273,831
		15,558,492
Professional Services–0.50%
Exponent	14,300	1,393,535
†FTI Consulting	8,100	1,134,891
ManpowerGroup	4,400	435,160
		2,963,586
Real Estate Management & Development–0.33%
†CBRE Group Class A	13,500	1,067,985
†Jones Lang LaSalle	4,900	877,296
		1,945,281
Road & Rail–0.69%
Canadian Pacific Railway	4,470	1,695,426
Kansas City Southern	4,100	1,082,072
Old Dominion Freight Line	2,400	576,984
Union Pacific	3,291	725,370
		4,079,852
Semiconductors & Semiconductor Equipment–5.87%
†Advanced Micro Devices	9,000	706,500
Applied Materials	14,500	1,937,200
ASML Holding	4,942	3,050,993
Broadcom	20,695	9,595,444
†Cree	83,816	9,063,024
Intel	35,195	2,252,480
Lam Research	3,600	2,142,864
NVIDIA	4,900	2,616,257
Texas Instruments	18,805	3,553,957
		34,918,719
Software–10.67%
†Adobe	13,034	6,195,973
†Autodesk	30,234	8,379,353
†Cerence	11,923	1,068,062
Citrix Systems	26,210	3,678,836
†Crowdstrike Holdings Class A	6,500	1,186,315
†DocuSign	8,000	1,619,600
†Dropbox Class A	48,000	1,279,680
†FireEye	104,024	2,035,750
†Fortinet	11,000	2,028,620
Intuit	1,100	421,366
†Manhattan Associates	3,700	434,306
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
Microsoft	106,142	$ 25,025,099
†Nuance Communications	100,390	4,381,020
Oracle	20,469	1,436,310
†Qualys	5,500	576,290
†Salesforce.com	5,942	1,258,931
†Slack Technologies Class A	33,000	1,340,790
†Zoom Video Communications Class A	3,500	1,124,515
		63,470,816
Specialty Retail–2.38%
Dick's Sporting Goods	11,000	837,650
Home Depot	29,489	9,001,517
TJX	65,044	4,302,661
		14,141,828
Technology Hardware, Storage & Peripherals–5.31%
Apple	176,166	21,518,677
Seagate Technology	95,839	7,355,643
†Western Digital	37,795	2,522,816
Xerox Holdings	9,000	218,430
		31,615,566
Textiles, Apparel & Luxury Goods–0.37%
†Deckers Outdoor	3,800	1,255,596
NIKE Class B	7,100	943,519
		2,199,115
Thrifts & Mortgage Finance–0.32%
MGIC Investment	137,000	1,897,450
		1,897,450
Tobacco–0.17%
Altria Group	7,100	363,236
Philip Morris International	7,500	665,550
		1,028,786
Wireless Telecommunication Services–0.56%
Telephone & Data Systems	38,000	872,480
†T-Mobile	19,451	2,437,016
		3,309,496
Total Common Stock (Cost $391,508,194)		560,420,004

Money Market Fund–5.38%
State Street Institutional U.S. Government Money Market Fund –Premier Class (seven-day effective yield 0.04%)	32,002,711	32,002,711
Total Money Market Fund (Cost $32,002,711)		32,002,711

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–4

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–99.60% (Cost $423,510,905)	$592,422,715
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.40%	2,383,205
NET ASSETS APPLICABLE TO 37,477,527 SHARES OUTSTANDING–100.00%	$594,805,920

† Non-income producing.

The following futures contracts were outstanding at March 31, 2021:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
1	British Pound	$86,131	$87,021	6/14/21	$—	$(890)
1	Euro	146,775	149,284	6/14/21	—	(2,509)
1	Japanese Yen	112,944	115,350	6/14/21	—	(2,406)
					—	(5,805)
Equity Contracts:
7	E-mini MSCI Emerging Markets Index	462,875	466,531	6/18/21	—	(3,656)
10	E-mini Russell 2000 Index	1,111,250	1,141,247	6/18/21	—	(29,997)
126	E-mini S&P 500 Index	24,994,620	24,494,304	6/18/21	500,316	—
10	E-mini S&P MidCap 400 Index	2,605,300	2,576,421	6/18/21	28,879	—
4	Euro STOXX 50 Index	181,346	176,852	6/18/21	4,494	—
1	FTSE 100 Index	92,084	92,524	6/18/21	—	(440)
					533,689	(34,093)
Total Futures Contracts					$533,689	$(39,898)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2021.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
IT–Information Technology
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
See accompanying notes.
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–5

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP ClearBridge QS Select Large Cap Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$560,420,004	$—	$—	$560,420,004
Money Market Fund	32,002,711	—	—	32,002,711
Total Investments	$592,422,715	$—	$—	$592,422,715
Derivatives:

Assets:
Futures Contracts	$533,689	$—	$—	$533,689
Liabilities:
Futures Contracts	$(39,898)	$—	$—	$(39,898)
There were no Level 3 investments at the beginning or end of the period.
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund–6